INCOME TAXES - Disclosure of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Mexico tax loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2025-2034
Unrecognized tax loss carry forward	$ 53,658	$ 87,844
Unrecognized Canada tax loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2035-2044
Unrecognized tax loss carry forward	$ 13,525	16,227
Unrecognized Chile tax loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	No expiration
Unrecognized tax loss carry forward	$ 21,182	20,168
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	31,282	26,566
Reclamation provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	2,743	8,700
Exploration pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	7,490	44,879
Other Canada temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 16,032	$ 17,122